UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 38.3%
	Face Amount	Value
CONSUMER DISCRETIONARY — 0.5%
DR Horton
4.000%, 02/15/20	$250,000	$259,358

CONSUMER STAPLES — 4.7%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	300,000	321,032
Bunge Finance
3.250%, 08/15/26	250,000	239,316
Conagra Brands
3.200%, 01/25/23	235,000	235,256
Constellation Brands
4.750%, 12/01/25	250,000	266,562
Dr Pepper Snapple Group
3.430%, 06/15/27	250,000	247,875
Kraft Heinz Foods
5.000%, 06/04/42	300,000	306,425
Mondelez International Holdings Netherlands BV
2.000%, 10/28/21(A)	250,000	240,074
Smithfield Foods
4.250%, 02/01/27(A)	250,000	252,835
Walgreens Boots Alliance
2.700%, 11/18/19	300,000	304,109

		2,413,484

ENERGY — 4.0%
Apache
6.000%, 01/15/37	250,000	290,012
Cenovus Energy
5.700%, 10/15/19	250,000	270,064
Colorado Interstate Gas
4.150%, 08/15/26(A)	250,000	242,307
Devon Energy
5.600%, 07/15/41	250,000	264,922
Kerr-McGee
7.125%, 10/15/27	250,000	295,161
Marathon Oil
3.850%, 06/01/25	200,000	196,344
Western Gas Partners
2.600%, 08/15/18	220,000	221,275
Williams Partners
4.875%, 05/15/23	250,000	257,855

		2,037,940

FINANCIALS — 13.2%
Aon
3.875%, 12/15/25	200,000	204,513
Ares Capital
4.875%, 11/30/18	500,000	522,348
Bank of America MTN
4.000%, 01/22/25	300,000	299,251

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Bank of Montreal MTN
1.900%, 08/27/21	$250,000	$242,728
Brookfield Finance
4.250%, 06/02/26	250,000	248,261
Citigroup
4.750%, 05/18/46	250,000	248,130
Daimler Finance North America
2.000%, 07/06/21(A)	300,000	290,683
Discover Financial Services
3.850%, 11/21/22	250,000	255,204
First Republic Bank
4.375%, 08/01/46	250,000	228,481
Ford Motor Credit
5.875%, 08/02/21	300,000	333,711
General Motors Financial
3.700%, 05/09/23	250,000	248,211
Goldman Sachs Group
3.500%, 01/23/25	300,000	296,654
Huntington National Bank
2.200%, 04/01/19	300,000	300,741
Legg Mason
5.625%, 01/15/44	250,000	252,714
Morgan Stanley MTN
4.875%, 11/01/22	300,000	321,699
National City
6.875%, 05/15/19	300,000	331,383
Regions Financial
3.200%, 02/08/21	250,000	254,369
Santander Holdings USA
2.700%, 05/24/19	300,000	300,725
Stifel Financial
4.250%, 07/18/24	250,000	249,193
TIAA Asset Management Finance
4.125%, 11/01/24(A)	800,000	813,456
Wells Fargo
7.980%, 03/15/18(B)	300,000	314,999
Westpac Banking MTN
4.322%, 11/23/31(B)	250,000	249,388

		6,806,842

INDUSTRIALS — 4.5%
AerCap Ireland Capital DAC
3.500%, 05/26/22	250,000	249,515
Air Lease
3.000%, 09/15/23	250,000	242,563
American Airlines Pass-Through
Trust, Ser 2015-1
3.700%, 05/01/23	514,491	505,487
FLIR Systems
3.125%, 06/15/21	250,000	250,217
Masco
6.500%, 08/15/32	250,000	287,424

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Ryder System MTN
3.450%, 11/15/21	$300,000	$307,912
Spirit AeroSystems
3.850%, 06/15/26	250,000	247,065
Wabtec
3.450%, 11/15/26(A)	250,000	241,325

		2,331,508

INFORMATION TECHNOLOGY — 0.9%
Avnet
3.750%, 12/01/21	250,000	253,242
Oracle
4.125%, 05/15/45	200,000	195,412

		448,654

MATERIALS — 3.8%
CF Industries
4.500%, 12/01/26(A)	300,000	299,820
Dow Chemical
4.375%, 11/15/42	200,000	197,113
Glencore Funding
4.125%, 05/30/23(A)	250,000	256,275
Martin Marietta Materials
6.250%, 05/01/37	250,000	266,603
Nucor
5.200%, 08/01/43	300,000	345,421
Solvay Finance America
4.450%, 12/03/25(A)	250,000	259,146
WestRock MWV
7.550%, 03/01/47	250,000	304,788

		1,929,166

REAL ESTATE — 1.7%
National Retail Properties
3.900%, 06/15/24	300,000	306,325
Spirit Realty
4.450%, 09/15/26(A)	250,000	239,647
Vornado Realty
5.000%, 01/15/22	300,000	324,507

		870,479

TELECOMMUNICATION SERVICES — 3.4%
AT&T
3.950%, 01/15/25	300,000	296,642
Crown Castle Towers
3.222%, 05/15/22(A)	300,000	301,125
GTP Acquisition Partners I
3.482%, 06/16/25(A)	600,000	592,392
Unison Ground Lease Funding
2.981%, 03/15/20(A)	300,000	293,605
Verizon Communications
4.272%, 01/15/36	300,000	279,282

		1,763,046

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — 1.6%
AEP Texas Central
3.850%, 10/01/25(A)	$300,000	$308,962
Emera US Finance
4.750%, 06/15/46	250,000	254,062
Fortis
2.100%, 10/04/21(A)	250,000	241,964

		804,988

Total Corporate Obligations (Cost $19,737,305)		19,665,465

MORTGAGE-BACKED SECURITIES — 18.3%
Agate Bay Mortgage Trust, Ser 2016-3, Cl A5
3.500%, 08/25/46(A),(B)	423,298	430,243
Agate Bay Mortgage Trust, Ser 2015-6, Cl A5
3.500%, 09/25/45(A),(B)	462,270	469,854
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/45(A),(B)	567,197	576,503
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A3
4.095%, 09/10/46	400,000	427,526
Commercial Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/46(A)	400,000	423,753
Commercial Mortgage Trust, Ser 2014-UBS4, Cl AM
3.968%, 08/10/47	400,000	406,958
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 1M1
2.771%, 10/25/28(B)	240,057	243,958
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M1
2.221%, 01/25/29(B)	242,837	244,794
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M1
2.073%, 07/25/29(A),(B)	250,000	250,697
FREMF Mortgage Trust, Ser 2012- K21, Cl B
3.938%, 07/25/45(A),(B)	280,000	290,409
FREMF Mortgage Trust, Ser 2014- K714, Cl B
3.849%, 01/25/47(A),(B)	500,000	517,331
GS Mortgage Securities Trust, Ser 2016-GS4, Cl A4
3.442%, 11/10/49	400,000	408,390
JP Morgan Chase Commercial Mortgage Securities Trust 2016- JP4, Ser 2016-JP4, Cl A3
3.393%, 12/15/49	500,000	509,092
JP Morgan Mortgage Trust, Ser 2016-3, Cl 1A3
3.500%, 10/25/46(A),(B)	685,142	695,953

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JANUARY 31, 2017 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
JP Morgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/45(A),(B)	$286,633	$291,157
JP Morgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.849%, 07/25/44(A),(B)	419,408	415,373
JP Morgan Mortgage Trust, Ser 2016-2, Cl A1
2.688%, 06/25/46(A)	481,418	484,246
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A4
4.118%, 07/15/49	500,000	535,447
Sequoia Mortgage Trust, Ser 2015-3, Cl A4
3.500%, 07/25/45(A),(B)	446,149	453,469
Sequoia Mortgage Trust, Ser 2015-2, Cl A1
3.500%, 05/25/45(A),(B)	367,089	368,695
Sequoia Mortgage Trust, Ser 2015-1, Cl A1
3.500%, 01/25/45(A),(B)	313,396	314,522
Sequoia Mortgage Trust, Ser 2015-4, Cl A1
3.000%, 11/25/30(A),(B)	391,090	394,390
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl A2
2.917%, 08/15/47	225,000	230,021

Total Mortgage-Backed Securities (Cost $9,451,086)		9,382,781

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 17.4%
FHLMC
3.500%, 11/01/44	1,371,135	1,402,176
3.500%, 04/01/46	899,643	919,217
3.000%, 02/01/45	1,155,580	1,143,746
2.500%, 02/01/30	723,155	723,643
FHLMC, Ser 2016-4563, Cl VB
3.000%, 05/15/39	500,000	501,822
FNMA
4.500%, 02/01/41	1,535,185	1,655,131
4.000%, 03/01/35	589,136	619,066
4.000%, 01/01/42	1,074,598	1,132,441
GNMA, Ser 2015-78, Cl A
2.918%, 06/16/40	812,417	823,501

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $9,068,316)		8,920,743

ASSET-BACKED SECURITIES — 9.2%
Blackbird Capital Aircraft Lease Securitization 2016-1, Ser 2016-1A, Cl AA
2.487%, 12/16/41(A)	500,000	494,063

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
CarFinance Capital Auto Trust 2014-2, Ser 2014-2A, Cl B
2.640%, 11/16/20(A)	$157,000	$157,252
Cronos Containers Program, Ser 2013-1A, Cl A
3.080%, 04/18/28(A)	78,125	75,527
Diamond Head Aviation, Ser 2015-1, Cl A
3.810%, 07/14/28(A)	278,132	276,005
Domino’s Pizza Master Issuer, Ser 2012-1A, Cl A2
5.216%, 01/25/42(A)	202,278	205,230
DRB Prime Student Loan Trust 2015-D, Ser 2015-D, Cl A2
3.200%, 01/25/40(A)	314,987	317,794
ECAF, Ser 2015-1A, Cl A1
3.473%, 06/15/40(A)	311,941	311,051
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl B
2.840%, 08/16/21(A)	300,000	299,185
Flagship Credit Auto Trust, Ser 2016-1, Cl A
2.770%, 12/15/20(A)	526,038	530,437
GNMA, Ser 47, Cl AE
2.900%, 11/16/55(B)	538,140	538,355
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/22	300,000	299,593
SCF Equipment Trust, Ser 2016-1A, Cl A
3.620%, 11/20/21(A)	415,776	415,909
Sierra Timeshare Receivables Funding, Ser 2013-3A, Cl B
2.700%, 10/20/30(A)	176,817	177,202
Taco Bell Funding, Ser 2016-1A, Cl A2II
4.377%, 05/25/46(A)	249,375	251,393
Wendys Funding, Ser 2015-1A, Cl A2I
3.371%, 06/15/45(A)	370,313	371,468

Total Asset-Backed Securities (Cost $4,736,527)		4,720,464

U.S. TREASURY OBLIGATIONS — 8.5%
U.S. Treasury Bonds
4.625%, 02/15/40	600,000	767,015
3.750%, 08/15/41	1,150,000	1,297,523
3.000%, 05/15/45	525,000	518,950
U.S. Treasury Notes
2.625%, 11/15/20	250,000	258,506
0.875%, 10/15/18	1,500,000	1,493,731

Total U.S. Treasury Obligations (Cost $4,510,201)		4,335,725

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JANUARY 31, 2017 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.8%
	Face Amount	Value
FFCB
2.670%, 05/12/27	$500,000	$480,841
FNMA
1.250%, 08/23/19	1,000,000	993,761
United States Small Business Administration, Ser 2015-20D, Cl 1
2.510%, 04/01/35	456,185	451,376

Total U.S. Government Agency Obligations (Cost $1,955,665)		1,925,978

SOVEREIGN DEBT — 0.9%
GOVERNMENT — 0.9%
Province of Quebec Canada
2.500%, 04/20/26	500,000	480,730

(Cost $498,599)		480,730

MUNICIPAL BONDS — 2.5%
Alabama Economic Settlement Authority, Ser B
4.263%, 09/15/32	375,000	385,125
Camp Pendleton & Quantico Housing
6.165%, 10/01/50(A)	400,000	457,648
Roman Catholic Church of the Diocese of Phoenix
2.500%, 06/01/18	300,000	299,669
Virginia Port Authority, Ser A
2.784%, 07/01/24	150,000	147,668

Total Municipal Bonds (Cost $1,316,083)		1,290,110

Total Investments — 98.9% (Cost $51,273,782)@		$50,721,996

Percentages based on Net Assets of $51,287,901.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2017 was $15,590,375 and represented 30.4% of Net Assets.

(B)	Floating rate security — The rate reported is the rate in effect on January 31, 2017.

Cl — Class

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

Ser — Series

As of January 31, 2017, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2017, securities with a total value of $301,177 were transferred from Level 3 to Level 2 due to changes in the availability of observable inputs used to determine fair value. There were no other significant transfers for the period ended January 31, 2017. All transfers, if any, were considered to have occurred as of the end of the period. For the period ended January 31, 2017, there were no Level 3 securities.

@ At January 31, 2017, the tax basis cost of the Fund’s investments was $51,273,782, and the unrealized appreciation and depreciation were $238,397 and $(790,183), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

KOC-QH-001-0400

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 36.6%
	Face Amount	Value
CONSUMER DISCRETIONARY — 0.9%
DR Horton
3.750%, 03/01/19	$300,000	$307,125
Thomson Reuters
6.500%, 07/15/18	250,000	266,704

		573,829

CONSUMER STAPLES — 4.4%
Anheuser-Busch InBev Finance
1.900%, 02/01/19	250,000	250,342
Bunge Finance
8.500%, 06/15/19	300,000	342,690
Campbell Soup
3.050%, 07/15/17	250,000	251,911
Coca-Cola Femsa
2.375%, 11/26/18	300,000	302,223
Danone
1.691%, 10/30/19(A)	250,000	247,242
Kraft Heinz Foods
2.000%, 07/02/18	300,000	300,503
Mondelez International Holdings Netherlands BV
1.625%, 10/28/19(A)	300,000	293,677
Smithfield Foods
2.700%, 01/31/20(A)	300,000	301,101
Suntory Holdings
2.550%, 09/29/19(A)	250,000	251,146
Walgreens Boots Alliance
2.700%, 11/18/19	250,000	253,425

		2,794,260

ENERGY — 5.3%
BP Capital Markets
1.676%, 05/03/19	350,000	348,208
Canadian Oil Sands
7.750%, 05/15/19(A)	250,000	276,081
Cenovus Energy
5.700%, 10/15/19	250,000	270,064
Columbia Pipeline Group
2.450%, 06/01/18	300,000	301,655
Encana
6.500%, 05/15/19	250,000	271,563
EnLink Midstream Partners
2.700%, 04/01/19	300,000	301,264
Marathon Oil
2.700%, 06/01/20	250,000	248,338
Nabors Industries
9.250%, 01/15/19	300,000	339,138
Noble Energy
8.250%, 03/01/19	300,000	335,989
ONEOK Partners
8.625%, 03/01/19	300,000	337,404

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Shell International Finance BV
2.000%, 11/15/18	$10,000	$10,069
1.900%, 08/10/18	5,000	5,028
Western Gas Partners
2.600%, 08/15/18	300,000	301,739

		3,346,540

FINANCIALS — 14.3%
ANZ New Zealand International
2.038%, 01/25/22 (A),(B)	600,000	600,922
Ares Capital
4.875%, 11/30/18	500,000	522,348
Bank of America MTN
2.650%, 04/01/19	250,000	252,692
Bank of Montreal MTN
1.727%, 08/27/21(B)	250,000	250,812
Bank of Nova Scotia
2.350%, 10/21/20	300,000	300,416
Capital One
1.850%, 09/13/19	250,000	247,676
Citigroup
2.550%, 04/08/19	250,000	252,119
Citizens Bank MTN
2.500%, 03/14/19	250,000	251,846
Daimler Finance North America
1.500%, 07/05/19(A)	250,000	246,524
Discover Bank
2.600%, 11/13/18	400,000	403,770
Emera US Finance
2.700%, 06/15/21	250,000	248,232
First Republic Bank
2.375%, 06/17/19	250,000	249,678
Ford Motor Credit
2.021%, 05/03/19	250,000	247,757
General Motors Financial
3.100%, 01/15/19	200,000	202,804
Goldman Sachs Group
2.142%, 04/26/22(B)	250,000	249,843
JPMorgan Chase
2.200%, 10/22/19	250,000	250,510
KeyCorp MTN
2.900%, 09/15/20	300,000	304,303
Metropolitan Life Global Funding I
1.550%, 09/13/19(A)	300,000	296,142
Morgan Stanley
1.875%, 01/05/18	250,000	250,618
National Australia Bank
2.250%, 01/10/20	100,000	100,091
National City
6.875%, 05/15/19	300,000	331,384

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Principal Life Global Funding II MTN
2.150%, 01/10/20(A)	$300,000	$299,989
Santander Holdings USA
2.700%, 05/24/19	250,000	250,604
Stifel Financial
3.500%, 12/01/20	300,000	301,804
Suncorp-Metway MTN
2.100%, 05/03/19(A)	250,000	249,013
SunTrust Bank
2.250%, 01/31/20	300,000	300,545
TIAA Asset Management Finance
2.950%, 11/01/19(A)	250,000	254,367
Toronto-Dominion Bank MTN
1.950%, 01/22/19	600,000	601,639
Toyota Motor Credit MTN
2.100%, 01/17/19	10,000	10,077
Wells Fargo MTN
1.921%, 07/22/20(B)	500,000	502,292
Westpac Banking
2.000%, 08/19/21	250,000	243,171

		9,073,988

INDUSTRIALS — 3.1%
Air Lease
5.625%, 04/01/17	250,000	251,563
2.125%, 01/15/20	250,000	246,925
Amphenol
2.550%, 01/30/19	50,000	50,618
Caterpillar Financial Services MTN
2.100%, 01/10/20	250,000	250,413
1.625%, 06/01/17	50,000	50,074
FLIR Systems
3.125%, 06/15/21	250,000	250,218
Fortive
2.350%, 06/15/21(A)	250,000	246,820
Masco
7.125%, 03/15/20	250,000	284,808
Roper Technologies
6.250%, 09/01/19	100,000	109,738
Stanley Black & Decker
2.451%, 11/17/18	250,000	252,785

		1,993,962

INFORMATION TECHNOLOGY — 1.3%
Broadcom
2.375%, 01/15/20(A)	300,000	299,400
Fidelity National Information
Services
2.250%, 08/15/21	250,000	244,599
Hewlett Packard Enterprise
2.850%, 10/05/18	300,000	303,865

		847,864

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — 3.2%
Celanese US Holdings
5.875%, 06/15/21	$250,000	$277,415
CF Industries
6.875%, 05/01/18	250,000	263,438
Eastman Chemical
2.700%, 01/15/20	250,000	252,668
Glencore Funding
3.125%, 04/29/19(A)	300,000	304,230
Martin Marietta Materials
6.600%, 04/15/18	250,000	262,866
Nucor
5.850%, 06/01/18	250,000	262,613
RPM International
6.125%, 10/15/19	115,000	125,556
Vulcan Materials
7.500%, 06/15/21	250,000	293,750

		2,042,536

REAL ESTATE — 0.4%
American Tower
4.500%, 01/15/18	250,000	256,342

TELECOMMUNICATION SERVICES — 2.2%
AT&T
2.300%, 03/11/19	250,000	250,826
SBA Tower Trust
3.598%, 04/15/18(A)	500,000	501,678
Unison Ground Lease Funding
2.981%, 03/15/20(A)	400,000	391,473
Vodafone Group
5.450%, 06/10/19	250,000	268,687

		1,412,664

UTILITIES — 1.5%
Dominion Resources
2.962%, 07/01/19	250,000	253,374
NextEra Energy Capital Holdings
2.400%, 09/15/19	250,000	251,721
Spire
2.550%, 08/15/19	180,000	181,249
United Utilities
4.550%, 06/19/18	250,000	256,527

		942,871

Total Corporate Obligations (Cost $23,311,666)		23,284,856

ASSET-BACKED SECURITIES — 22.3%
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A2A
1.420%, 10/08/19	300,096	300,199

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
JANUARY 31, 2017 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
BA Credit Card Trust, Ser 2015-A2, Cl A
1.360%, 09/15/20	$500,000	$499,731
Capital One Multi-Asset Execution Trust, Ser 2016-A6, Cl A6
1.820%, 09/15/22	500,000	499,416
Capital One Multi-Asset Execution Trust, Ser 2016-A4, Cl A4
1.330%, 06/15/22	2,030,000	2,006,737
CARDS II Trust, Ser 2016-1A, Cl A
1.468%, 07/15/21(A),(B)	500,000	502,122
CarMax Auto Owner Trust, Ser 2014-1, Cl A3
0.790%, 10/15/18	48,464	48,429
Chase Issuance Trust, Ser 2015-A7, Cl A7
1.620%, 07/15/20	1,000,000	1,002,197
Citibank Credit Card Issuance Trust, Ser 2008-A1, Cl A1
5.350%, 02/07/20	2,225,000	2,313,373
Cronos Containers Program, Ser 2013-1A, Cl A
3.080%, 04/18/28(A)	78,125	75,527
Diamond Head Aviation, Ser 2015-1, Cl A
3.810%, 07/14/28(A)	278,132	276,005
Discover Card Execution Note Trust, Ser 2016-A4, Cl A4
1.390%, 03/15/22	2,000,000	1,978,055
Domino’s Pizza Master Issuer, Ser 2012-1A, Cl A2
5.216%, 01/25/42(A)	288,969	293,186
Drive Auto Receivables Trust, Ser 2016-BA, Cl B
2.560%, 06/15/20(A)	250,000	250,821
ECAF, Ser 2015-1A, Cl A1
3.473%, 06/15/40(A)	553,695	552,116
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl B
2.840%, 08/16/21(A)	174,000	173,527
First Investors Auto Owner Trust, Ser 2015-2A, Cl A1
1.590%, 12/16/19(A)	54,998	54,976
Flagship Credit Auto Trust, Ser 2016-1, Cl A
2.770%, 12/15/20(A)	633,136	638,430
Flagship Credit Auto Trust, Ser 2014-1, Cl B
2.550%, 02/18/20(A)	165,000	165,205
Master Credit Card Trust II, Ser 2016-1A, Cl B
1.930%, 09/23/19(A)	300,000	300,820
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/22	300,000	299,593
SCF Equipment Trust, Ser 2016-1A, Cl A
3.620%, 11/20/21(A)	498,931	499,090

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Sierra Timeshare Receivables Funding, Ser 2013-3A, Cl B
2.700%, 10/20/30(A)	$176,817	$177,202
TCF Auto Receivables Owner Trust, Ser 2015-1A, Cl B
2.490%, 04/15/21(A)	400,000	399,932
Trip Rail Master Funding, Ser 2011-1A, Cl A1A
4.370%, 07/15/41(A)	460,068	464,349
Wendys Funding, Ser 2015-1A, Cl A2I
3.371%, 06/15/45(A)	370,313	371,468
World Omni Auto Receivables Trust, Ser 2013-B, Cl A3
0.830%, 08/15/18	17,999	17,996

Total Asset-Backed Securities (Cost $14,175,614)		14,160,502

MORTGAGE-BACKED SECURITIES — 16.9%
Agate Bay Mortgage Trust, Ser 2015-6, Cl A5
3.500%, 09/25/45(A),(B)	462,270	469,854
Agate Bay Mortgage Trust, Ser 2016-3, Cl A5
3.500%, 08/25/46(A),(B)	423,298	430,243
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/45(A),(B)	567,197	576,503
Commercial Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/47	250,000	254,973
Commercial Mortgage Trust, Ser 2012-CR2, Cl A2
2.025%, 08/15/45	209,461	209,608
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 1M1
2.771%, 10/25/28(B)	240,057	243,958
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M1
2.221%, 01/25/29(B)	242,837	244,794
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M1
2.073%, 07/25/29(A),(B)	325,000	325,906
FREMF Mortgage Trust, Ser 2011-K703, Cl B
4.881%, 07/25/44(A),(B)	380,000	392,663
FREMF Mortgage Trust, Ser 2014-K714, Cl B
3.849%, 01/25/47(A),(B)	500,000	517,331
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/43(A)	33,631	34,771
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A2
2.924%, 01/10/47	377,438	382,347

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
JANUARY 31, 2017 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A1
1.891%, 12/15/49	$494,489	$493,856
JP Morgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/45(A),(B)	286,633	291,157
JP Morgan Mortgage Trust, Ser 2016-3, Cl 1A3
3.500%, 10/25/46(A),(B)	837,456	850,671
JP Morgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.849%, 07/25/44(A),(B)	203,713	201,753
JP Morgan Mortgage Trust, Ser 2016-2, Cl A1
2.688%, 06/25/46(A)	481,418	484,246
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.608%, 06/15/43(A)	277,088	288,858
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/46(A)	353,082	362,813
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C12, Cl A2
3.001%, 10/15/46	155,000	158,034
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl A2
2.936%, 11/15/46	267,000	272,218
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C12, Cl A1
1.313%, 10/15/46	106,932	106,846
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A1
1.250%, 11/15/18	669,954	667,872
Sequoia Mortgage Trust, Ser 2016-3, Cl A10
3.500%, 11/25/46(A),(B)	487,066	495,970
Sequoia Mortgage Trust, Ser 2015-3, Cl A4
3.500%, 07/25/45(A),(B)	446,149	453,469
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/47(A),(B)	750,000	763,242
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/63	382,761	383,105
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl A1
1.413%, 08/15/47	228,673	228,164
WFRBS Commercial Mortgage Trust, Ser 2013-C18, Cl A1
1.191%, 12/15/46	154,925	154,565

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Total Mortgage-Backed Securities (Cost $10,824,987)		$10,739,790

U.S. TREASURY OBLIGATIONS — 14.9%
U.S. Treasury Notes
2.625%, 01/31/18	$1,200,000	1,220,531
2.625%, 04/30/18	250,000	255,108
1.500%, 12/31/18	2,750,000	2,765,469
1.375%, 09/30/18	150,000	150,650
1.000%, 02/15/18	2,000,000	2,001,876
0.875%, 01/15/18	200,000	199,992
0.875%, 01/31/18	250,000	249,990
0.875%, 10/15/18	300,000	298,746
0.750%, 04/15/18	2,350,000	2,344,308

Total U.S. Treasury Obligations (Cost $9,486,263)		9,486,670

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.7%
FNMA
1.250%, 08/23/19	1,000,000	993,761
0.875%, 07/27/18	1,000,000	993,955
0.850%, 07/13/18	1,000,000	995,905

Total U.S. Government Agency Obligations (Cost $2,998,137)		2,983,621

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 1.4%
FHLMC
6.000%, 01/01/37	1,804	2,032
6.000%, 11/01/37	6,033	6,847
5.500%, 07/01/34	8,403	9,442
4.000%, 03/01/39	15,572	16,356
FNMA
6.000%, 05/01/36	1,368	1,550
6.000%, 08/01/36	1,000	1,131
6.000%, 11/01/37	3,187	3,598
5.500%, 07/01/38	5,998	6,675
GNMA
8.000%, 05/15/30	520	521
6.000%, 03/15/32	2,690	3,109
6.000%, 09/15/33	13,003	15,033
6.000%, 09/15/37	6,914	7,818
5.500%, 06/15/38	5,539	6,176
5.000%, 06/15/33	5,079	5,618
GNMA, Ser 2015-78, Cl A
2.918%, 06/16/40	812,417	823,501

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $923,009)		909,407

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
JANUARY 31, 2017 (Unaudited)

MUNICIPAL BONDS — 1.7%
	Face Amount	Value
New Jersey State, Educational Facilities Authority, Ser G
1.866%, 07/01/20	$250,000	$244,913
Oregon State, Facilities Authority, Ser B
2.100%, 04/01/17	300,000	300,162
Roman Catholic Church of the Diocese of Phoenix
2.500%, 06/01/18	300,000	299,669
Virginia Port Authority, Ser A
1.931%, 07/01/20	250,000	247,785

Total Municipal Bonds (Cost $1,100,000)		1,092,529

Total Investments — 98.5% (Cost $62,819,676)@		$62,657,375

Percentages based on Net Assets of $63,625,851.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2017 was $17,194,031 and represented 27.0% of Net Assets.

(B)	Floating rate security — The rate reported is the rate in effect on January 31, 2017.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

Ser — Series

As of January 31, 2017, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2017, securities with a total value of $301,177 were transferred from Level 3 to Level 2 due to changes in the availability of observable inputs used to determine fair value. There were no other significant transfers for the period ended January 31, 2017. All transfers, if any, were considered to have occurred as of the end of the period. For the period ended January 31, 2017, there were no Level 3 securities.

@ At January 31, 2017, the tax basis cost of the Fund’s investments was $62,819,676, and the unrealized appreciation and depreciation were $94,856 and $(257,157), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

KOC-QH-002-0400

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.8%†
	Shares	Value
CONSUMER DISCRETIONARY — 18.3%
Amazon.com *	1,360	$1,119,932
Comcast, Cl A	4,830	364,279
Discovery Communications, Cl A *	7,760	219,996
Home Depot	5,500	756,690
International Game Technology	7,145	188,699
Magna International	4,975	215,318
MGM Resorts International *	7,845	225,936
Mohawk Industries *	930	200,731
O’Reilly Automotive *	1,095	287,186
Pool	2,680	282,901
Priceline Group *	285	448,912
PulteGroup	11,660	250,807
Ross Stores	4,465	295,181
Scripps Networks Interactive, Cl A	2,290	174,406
Signet Jewelers	1,740	135,146
Walt Disney	6,590	729,184

		5,895,304

CONSUMER STAPLES — 7.4%
Blue Buffalo Pet Products *	6,580	159,565
CVS Health	5,635	444,095
Dr Pepper Snapple Group	3,320	302,784
Hershey	2,965	312,718
Ingredion	1,910	244,843
Kroger	7,400	251,304
Spectrum Brands Holdings	2,070	276,117
Sysco	7,380	387,155

		2,378,581

ENERGY — 1.2%
Enbridge	4,315	183,819
Noble Energy	5,000	198,800

		382,619

FINANCIALS — 3.8%
CBRE Group, Cl A *	8,300	251,988
Eaton Vance	5,150	215,940
Morgan Stanley	7,660	325,473
S&P Global	2,205	264,997
XL Group	4,890	183,717

		1,242,115

HEALTH CARE — 15.9%
Alexion Pharmaceuticals *	2,410	314,939
Amgen	3,980	623,585
Express Scripts Holding *	4,330	298,250
Gilead Sciences	5,940	430,353
HealthSouth	7,890	306,290
Hill-Rom Holdings	3,185	187,501

COMMON STOCK — continued
	Shares	Value
HEALTH CARE (continued)
ICON *	2,180	$183,251
INC Research Holdings, Cl A *	4,375	231,875
Incyte *	2,515	304,843
Ionis Pharmaceuticals *	5,415	240,968
Regeneron Pharmaceuticals *	775	278,450
United Therapeutics *	2,180	356,713
UnitedHealth Group	4,580	742,418
WellCare Health Plans *	2,075	301,996
Zoetis, Cl A	5,935	326,069

		5,127,501

INDUSTRIALS — 10.9%
Caterpillar	3,050	291,764
Copart *	3,170	179,866
Crane	2,700	194,508
Cummins	1,840	270,498
Deere	3,725	398,762
FTI Consulting *	4,130	174,038
HD Supply Holdings *	3,660	154,818
Ingersoll-Rand	3,100	245,985
MasTec *	3,930	146,393
MSA Safety	2,315	165,175
Oshkosh	2,215	154,230
PACCAR	2,540	170,967
Stanley Black & Decker	1,940	240,560
Union Pacific	3,285	350,115
United Rentals *	2,840	359,288

		3,496,967

INFORMATION TECHNOLOGY — 34.5%
Alliance Data Systems	1,265	288,901
Alphabet, Cl A *	2,000	1,640,380
Apple	16,115	1,955,555
Applied Materials	9,380	321,265
Check Point Software Technologies *	3,225	318,533
Citrix Systems *	2,990	272,658
Electronic Arts *	3,910	326,211
F5 Networks *	1,890	253,317
Facebook, Cl A *	9,115	1,187,867
Fiserv *	2,190	235,272
Lam Research	2,050	235,463
Mastercard, Cl A	6,490	690,082
Micron Technology *	11,255	271,358
Microsoft	21,850	1,412,603
ON Semiconductor *	19,440	258,941
Science Applications International	2,170	176,681
Square, Cl A *	10,805	157,969
Twitter *	9,705	171,002

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY (continued)
Vantiv, Cl A *	5,080	$316,179
Visa, Cl A	3,920	324,223
Western Digital	3,615	288,224

		11,102,684

MATERIALS — 3.5%
Berry Plastics Group *	3,800	193,914
Eagle Materials	2,240	234,260
FMC	3,175	191,008
Packaging Corp of America	2,130	196,343
Steel Dynamics	4,340	146,735
Summit Materials, Cl A *	6,535	164,029

		1,126,289

REAL ESTATE — 0.5%
Gaming and Leisure Properties	5,475	173,174

TELECOMMUNICATION SERVICES — 0.8%
T-Mobile US *	3,915	243,787

Total Common Stock (Cost $28,279,736)		31,169,021

RIGHTS — 0.0%
	Number Of Rights
Dyax, Expires 12/31/19*	4,700	—

(Cost $–)		—

Total Investments — 96.8% (Cost $28,279,736)@		$31,169,021

Percentages based on Net Assets of $32,208,466.

*	Non-income producing security.

†	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl — Class

S&P — Standard & Poor’s

As of January 31, 2017, all of the Fund’s investments in common stock were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles. The Fund’s investments in rights were considered Level 2.

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2017, there were no Level 3 securities.

@ At January 31, 2017, the tax basis cost of the Fund’s investments was $28,279,736, and the unrealized appreciation and depreciation were $3,403,974 and $(514,689), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

KOC-QH-003-0400

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.5%
	Shares	Value
CONSUMER DISCRETIONARY — 6.5%
Best Buy	6,289	$279,986
Brunswick	2,913	174,372
Cinemark Holdings	9,160	389,300
DR Horton	8,685	259,768
General Motors	17,297	633,244
International Game Technology	8,720	230,295
Kohl’s	6,140	244,556

		2,211,521

CONSUMER STAPLES — 6.5%
Altria Group	13,363	951,179
Colgate-Palmolive	9,542	616,222
Dr Pepper Snapple Group	2,025	184,680
Whole Foods Market	15,374	464,602

		2,216,683

ENERGY — 12.1%
Chevron	3,476	387,053
ConocoPhillips	5,557	270,959
Exxon Mobil	14,486	1,215,231
Helmerich & Payne	6,115	435,143
Occidental Petroleum	2,949	199,854
Schlumberger	8,193	685,836
Statoil ADR	8,860	165,416
Tesoro	3,307	267,371
Valero Energy	7,301	480,114

		4,106,977

FINANCIALS — 24.5%
Bank of America	58,579	1,326,229
Capital One Financial	3,914	342,044
Citigroup	9,822	548,362
Citizens Financial Group	7,234	261,654
Goldman Sachs Group	2,577	590,958
JPMorgan Chase	16,436	1,390,979
KeyCorp	21,759	391,009
MetLife	6,109	332,391
Morgan Stanley	12,009	510,262
PNC Financial Services Group	3,613	435,222
Prudential Financial	6,407	673,439
SunTrust Banks	9,646	548,086
Validus Holdings	3,357	191,349
Wells Fargo	13,944	785,466

		8,327,450

HEALTH CARE — 11.8%
Amedisys *	4,660	213,521
Amgen	2,275	356,447
Cardinal Health	2,896	217,084

COMMON STOCK — continued
	Shares	Value
HEALTH CARE (continued)
Gilead Sciences	4,611	$334,067
ICON *	8,855	744,351
INC Research Holdings, Cl A *	18,181	963,593
Quest Diagnostics	2,255	207,280
Select Medical Holdings *	12,760	158,862
UnitedHealth Group	4,961	804,178

		3,999,383

INDUSTRIALS — 9.8%
Alaska Air Group	4,734	444,144
Cintas	3,697	429,259
Cummins	3,109	457,054
Eaton	9,555	676,303
Oshkosh	7,146	497,575
Snap-on	1,664	302,066
Union Pacific	4,848	516,700

		3,323,101

INFORMATION TECHNOLOGY — 11.2%
Alliance Data Systems	712	162,607
Apple	4,205	510,277
Booz Allen Hamilton Holding, Cl A	8,285	280,199
Cisco Systems	12,307	378,071
DST Systems	3,057	352,013
Intel	12,336	454,212
Microsoft	7,772	502,460
Open Text	14,014	480,260
Western Digital	5,039	401,759
Western Union	14,589	285,652

		3,807,510

MATERIALS — 2.7%
Huntsman	16,601	338,494
LyondellBasell Industries, Cl A	3,971	370,376
WestRock	3,570	190,495

		899,365

REAL ESTATE — 5.3%
Apartment Investment & Management, Cl A	7,036	310,077
Blackstone Mortgage Trust, Cl A	11,089	338,104
Digital Realty Trust	4,504	484,765
Realogy Holdings	7,361	190,724
Sun Communities	5,963	469,645

		1,793,315

TELECOMMUNICATION SERVICES — 1.5%
AT&T	8,085	340,864
Verizon Communications	3,205	157,077

		497,941

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES — 4.6%
Entergy	7,186	$514,804
Exelon	11,479	411,867
Great Plains Energy	13,706	377,600
Public Service Enterprise Group	5,994	265,235

		1,569,506

Total Common Stock (Cost $29,134,745)		32,752,752

Total Investments — 96.5% (Cost $29,134,745)@		$32,752,752

Percentages based on Net Assets of $33,954,907.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2017, there were no Level 3 securities.

@ At January 31, 2017, the tax basis cost of the Fund’s investments was $29,134,745, and the unrealized appreciation and depreciation were $4,159,163 and $(541,156), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

KOC-QH-004-0400

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP EQUITY FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.9%
	Shares	Value
CONSUMER DISCRETIONARY — 12.8%
AMC Entertainment Holdings, Cl A	26,680	$900,450
Big Lots	16,945	847,250
Bloomin’ Brands	20,920	357,941
Boyd Gaming *	27,610	561,035
Fox Factory Holding *	30,095	779,461
JC Penney *	31,005	206,183
LGI Homes *	24,387	757,460
Nautilus *	40,806	707,984
New Media Investment Group	20,965	319,507
Planet Fitness, Cl A *	23,175	487,602
Pool	3,135	330,931
Potbelly *	33,000	429,000
Ruth’s Hospitality Group	10,040	172,186
Tenneco	17,465	1,178,014
Urban Outfitters *	10,150	269,381

		8,304,385

CONSUMER STAPLES — 1.9%
Central Garden & Pet, Cl A *	26,736	822,934
National Beverage *	7,995	401,269

		1,224,203

ENERGY — 3.4%
Archrock Partners	18,860	329,861
Dril-Quip *	4,940	307,268
McDermott International *	53,020	429,463
Rowan, Cl A *	20,850	373,632
Tallgrass Energy Partners (A)	7,940	392,871
Unit *	14,940	388,440

		2,221,535

FINANCIALS — 20.7%
1st Source	5,520	249,007
Allegiance Bancshares *	13,445	436,290
Associated Banc-Corp	20,235	511,946
Banc of California	13,560	214,248
Berkshire Hills Bancorp	12,960	458,784
Cathay General Bancorp	11,520	419,789
CNO Financial Group	30,660	579,781
Customers Bancorp *	17,530	604,083
Dime Community Bancshares	17,940	383,916
Donnelley Financial Solutions *	36,925	889,153
Enterprise Financial Services	7,200	299,880
Evercore Partners, Cl A	7,410	573,905
FB Financial *	10,327	262,925
Federated National Holding	12,760	234,018
First Citizens BancShares, Cl A	1,280	469,427
First Defiance Financial	6,840	331,466

COMMON STOCK — continued
	Shares	Value
FINANCIALS (continued)
First Merchants	10,290	$394,416
Hanmi Financial	13,200	437,580
HomeStreet *	15,980	418,676
KCG Holdings, Cl A *	55,705	778,199
MGIC Investment *	102,445	1,091,040
Piper Jaffray *	5,350	377,175
Popular	12,620	560,706
Preferred Bank	5,690	315,283
Selective Insurance Group	7,845	327,137
TriCo Bancshares	9,397	346,467
Valley National Bancorp	38,660	468,173
Washington Federal	32,305	1,061,219

		13,494,689

HEALTH CARE — 12.5%
Allscripts Healthcare Solutions *	30,440	356,452
Amphastar Pharmaceuticals *	15,000	236,250
Anika Therapeutics *	6,535	330,279
Cambrex *	6,735	353,251
Depomed *	15,225	275,420
Emergent BioSolutions *	10,330	312,689
Ensign Group	22,270	452,972
Genomic Health *	9,865	271,090
HealthSouth	23,585	915,570
Hill-Rom Holdings	8,630	508,048
INC Research Holdings, Cl A *	20,800	1,102,400
Landauer	9,500	487,825
Lexicon Pharmaceuticals *	19,215	275,351
MiMedx Group *	41,050	331,684
PharMerica *	13,505	334,924
Prestige Brands Holdings *	6,380	336,609
Repligen *	11,350	340,954
Retrophin *	28,395	557,110
Vanda Pharmaceuticals *	24,920	352,618

		8,131,496

INDUSTRIALS — 15.2%
Atkore International Group *	24,175	645,956
Brady, Cl A	14,695	534,163
EMCOR Group	5,658	394,306
General Cable	26,215	532,165
Greenbrier	11,870	519,313
Griffon	11,870	302,092
Harsco *	61,610	822,493
Hawaiian Holdings *	6,521	332,245
MRC Global *	45,714	939,423
Multi-Color	5,420	418,424
On Assignment *	12,510	566,453
Ply Gem Holdings *	30,970	500,165

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP EQUITY FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS (continued)
SPX *	9,525	$237,649
Swift Transportation, Cl A *	39,105	892,767
Team *	13,935	468,216
Tetra Tech	3,720	162,564
Timken	22,530	1,000,331
Tutor Perini *	5,790	172,542
Wabash National	26,380	465,607

		9,906,874

INFORMATION TECHNOLOGY — 17.0%
ADTRAN	23,825	521,768
Cirrus Logic *	17,715	1,068,569
Convergys	15,340	380,739
CoreLogic *	20,967	739,506
ePlus *	4,680	524,394
Extreme Networks *	101,155	559,387
Gigamon *	11,025	365,479
Globant *	11,480	380,562
InvenSense, Cl A *	33,275	421,262
Lattice Semiconductor *	48,575	349,254
Methode Electronics	14,160	595,428
Mitek Systems *	67,105	442,893
Orbotech *	15,481	540,132
Paycom Software *	9,890	457,313
Rudolph Technologies *	34,735	797,168
Sanmina *	12,420	483,759
Science Applications International	7,310	595,180
Shutterstock *	8,945	481,241
Vishay Intertechnology	67,640	1,122,824
Web.com Group *	14,115	267,479

		11,094,337

MATERIALS — 5.1%
AK Steel Holding *	37,920	306,394
Koppers Holdings *	9,980	403,691
Owens-Illinois *	24,760	467,964
PolyOne	12,355	421,428
Rayonier Advanced Materials	27,080	367,476
Stepan	4,990	389,769
US Concrete *	15,085	988,068

		3,344,790

REAL ESTATE — 6.8%
CareTrust	68,405	1,037,020
DuPont Fabros Technology	20,780	986,634
First Industrial Realty Trust	16,360	422,906
Lexington Realty Trust	53,790	576,629
Summit Hotel Properties	38,210	604,864
Xenia Hotels & Resorts	44,220	811,437

		4,439,490

COMMON STOCK — continued
	Shares	Value
UTILITIES — 2.5%
Black Hills	7,540	$471,627
ONE Gas	5,395	348,625
Southwest Gas Holdings	6,059	488,174
Spark Energy, Cl A	11,180	289,003

		1,597,429

Total Common Stock (Cost $56,641,281)		63,759,228

RIGHTS — 0.0%
	Number Of Rights
Dyax, Expires 12/31/19*	5,615	—

(Cost $–)		—

Total Investments — 97.9% (Cost $56,641,281)@		$63,759,228

Percentages based on Net Assets of $65,098,568.

*	Non-income producing security.

(A)	Security considered Master Limited Partnership. At January 31, 2017, this security amounted to $392,871 or 0.6% of net assets.

Cl — Class

As of January 31, 2017, all of the Fund’s investments in common stock were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. The Fund’s investments in rights were considered Level 2.

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2017, there were no Level 3 securities.

@ At January 31, 2017, the tax basis cost of the Fund’s investments was $56,641,281, and the unrealized appreciation and depreciation were $8,290,120 and $(1,172,173), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

KOC-QH-005-0400

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.9%
	Shares	Value
AUSTRALIA — 5.6%
Coca-Cola Amatil	89,600	$662,536
Harvey Norman Holdings	170,000	644,638
Macquarie Group	13,500	866,165
Medibank Pvt	221,000	452,536

		2,625,875

AUSTRIA — 2.5%
Erste Group Bank *	15,000	455,659
OMV	21,000	733,702

		1,189,361

BRAZIL — 2.8%
JBS	120,000	453,175
Vale ADR, Cl B *	83,800	853,084

		1,306,259

CANADA — 6.2%
Canadian Imperial Bank of Commerce	14,250	1,213,481
George Weston	5,500	469,080
Magna International	10,500	454,213
Open Text	22,600	773,567

		2,910,341

CHINA — 1.8%
CNOOC ADR	6,850	861,936

CZECH REPUBLIC — 2.0%
CEZ	56,000	959,546

DENMARK — 5.4%
Danske Bank	26,100	868,806
H Lundbeck *	19,000	814,233
Pandora	3,000	392,614
Vestas Wind Systems	6,500	454,442

		2,530,095

FINLAND — 3.5%
Neste	23,500	818,384
UPM-Kymmene	35,700	809,305

		1,627,689

FRANCE — 4.5%
Arkema	7,300	720,268
Christian Dior	2,500	536,379
Societe Generale	10,000	488,530
Veolia Environnement	21,500	365,432

		2,110,609

GERMANY — 6.4%
Allianz	5,100	863,259
Deutsche Lufthansa	61,000	812,258

COMMON STOCK — continued
	Shares	Value
GERMANY (continued)
Infineon Technologies	31,000	$568,565
METRO	22,500	767,771

		3,011,853

HONG KONG — 8.4%
China Construction Bank (A)	1,226,500	907,204
Geely Automobile Holdings (A)	500,000	589,645
PCCW (A)	1,174,000	710,041
Tencent Holdings (A)	31,800	831,171
Wharf Holdings (A)	123,900	931,355

		3,969,416

INDIA — 2.0%
Tata Motors ADR	24,000	935,040

ISRAEL — 2.9%
Bank Hapoalim	121,000	730,260
Nice	9,000	629,120

		1,359,380

ITALY — 0.9%
DiaSorin	7,000	417,499

JAPAN — 16.6%
Asahi Glass	94,000	699,318
Canon	12,600	373,280
Central Japan Railway	6,650	1,076,038
Fuji Heavy Industries	23,700	952,954
Hoya	22,700	989,544
ITOCHU	55,100	759,327
Mizuho Financial Group	392,000	730,118
Nippon Telegraph & Telephone	20,000	881,941
ORIX	61,000	922,212
Tokio Marine Holdings	10,000	419,006

		7,803,738

SINGAPORE — 0.8%
United Overseas Bank	24,200	359,218

SOUTH AFRICA — 1.0%
Sasol ADR	15,000	447,900

SOUTH KOREA — 4.8%
Korea Electric Power ADR *	29,000	531,860
KT ADR *	41,000	609,670
LG Display ADR *	37,000	498,760
Shinhan Financial Group ADR *	16,100	636,594

		2,276,884

SPAIN — 4.3%
ACS Actividades de Construccion y Servicios	30,400	934,627

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SPAIN (continued)
Repsol	74,010	$1,091,355

		2,025,982

SWITZERLAND — 2.8%
Actelion	2,100	545,399
Swiss Re	8,300	772,503

		1,317,902

UNITED KINGDOM — 10.7%
Anglo American *	32,800	560,345
Barratt Developments	75,000	450,711
Close Brothers Group	25,000	456,026
Experian	54,300	1,044,455
ITV	125,600	321,067
Marks & Spencer Group	141,500	597,215
Sage Group	72,000	555,233
Wm Morrison Supermarkets	346,000	1,027,671

		5,012,723

Total Common Stock (Cost $42,820,908)		45,059,246

PREFERRED STOCK — 1.5%
GERMANY — 1.5%
Henkel AG & Co KGaA	5,750	699,547

(Cost $681,068)		699,547

RIGHTS — 0.0%
	Number Of Rights
ACS Actividades de Construccion y Servicios*(B)	30,400	13,652

(Cost $–)		13,652

Total Investments — 97.4% (Cost $43,501,976)@		$45,772,445

Percentages are based on Net Assets of $46,986,409.

*	Non-income producing security.

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of January 31, 2017 was $3,969,416 and represented 8.4% of net assets of the Fund.

(B)	Expiration date unavailable.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of inputs used as of January 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$2,625,875	$—	$—	$2,625,875
Austria	1,189,361	—	—	1,189,361
Brazil	1,306,259	—	—	1,306,259
Canada	2,910,341	—	—	2,910,341
China	861,936	—	—	861,936
Czech Republic	959,546	—	—	959,546
Denmark	2,530,095	—	—	2,530,095
Finland	1,627,689	—	—	1,627,689
France	2,110,609	—	—	2,110,609
Germany	3,011,853	—	—	3,011,853
Hong Kong	—	3,969,416	—	3,969,416
India	935,040	—	—	935,040
Israel	1,359,380	—	—	1,359,380
Italy	417,499	—	—	417,499
Japan	7,803,738	—	—	7,803,738
Singapore	359,218	—	—	359,218
South Africa	447,900	—	—	447,900
South Korea	2,276,884	—	—	2,276,884
Spain	2,025,982	—	—	2,025,982
Switzerland	1,317,902	—	—	1,317,902
United Kingdom	5,012,723	—	—	5,012,723
Total Common Stock	41,089,830	3,969,416	—	45,059,246
Preferred Stock	699,547	—	—	699,547
Rights	13,652	—	—	13,652
Total Investments in Securities	$41,803,029	$3,969,416	$—	$45,772,445

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of January 31, 2017, securities with a total value $3,969,416 were transferred from Level 1 to Level 2 as a result of fair valuation provided by MarkIt. There were no other significant transfers between Level 1 and Level 2 assets for the period ended January 31, 2017. All transfers, if any, were considered to have occurred as of the end of the period. For the period ended January 31, 2017, there were no Level 3 securities.

@ January 31, 2017, the tax basis cost of the Fund’s investments was $43,501,976, and the unrealized appreciation and depreciation were $3,898,519 and $(1,628,050), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

KOC-QH-006-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017